Consolidated Statements of Operations - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2022
Revenues
Gain (loss) on derivative instruments, net		$ 51,957	$ (4,793,790)
Other revenue		520,451	255,952
Total revenues		24,238,482	35,403,940
Expenses
Production taxes, transportation and processing		2,117,800	3,484,477
Lease operating		8,692,752	8,418,739
Depletion, depreciation and amortization		1,497,749	1,613,402
Accretion of asset retirement obligations		848,040	1,575,296
General and administrative		3,700,267	2,953,202
Acquisition costs
Total expenses		16,856,608	18,045,116
Operating income (loss)		7,381,874	17,358,824
Other Income (expenses)
Net loss on asset sales and impairment		(816,011)
Change in fair value of warrant liability
Change in fair value of forward purchase agreement liability
Amortization of debt discount
Interest expense		(1,834,208)	(1,076,060)
Interest income		313,401
Insurance policy recovery			2,000,000
Other Income (expense)		(74,193)	13,238
Total other income (expenses)		(2,411,011)	937,178
Income (loss) before income taxes		4,970,863	18,296,002
Income tax provision
Net income (loss)		4,970,863	18,296,002
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to HNR Acquisition Corp.		$ 4,970,863	$ 18,296,002
Weighted average share outstanding, common stock - basic and diluted (in Shares)
Net income (loss) per share of common stock – basic and diluted (in Dollars per share)
Crude Oil
Revenues
Revenues		$ 22,856,521	$ 37,982,367
Natural Gas and Natural Gas Liquids
Revenues
Revenues		$ 809,553	$ 1,959,411
Successor
Revenues
Gain (loss) on derivative instruments, net	$ 340,808
Other revenue	50,738
Total revenues	2,975,661
Expenses
Production taxes, transportation and processing	226,062
Lease operating	1,453,367
Depletion, depreciation and amortization	352,127
Accretion of asset retirement obligations	11,062
General and administrative	3,553,117
Acquisition costs	9,999,860
Total expenses	15,595,595
Operating income (loss)	(12,619,934)
Other Income (expenses)
Net loss on asset sales and impairment
Change in fair value of warrant liability	187,704
Change in fair value of forward purchase agreement liability	3,268,581
Amortization of debt discount	(1,191,553)
Interest expense	(1,043,312)
Interest income	6,736
Insurance policy recovery
Other Income (expense)	2,937
Total other income (expenses)	1,231,093
Income (loss) before income taxes	(11,388,841)
Income tax provision	2,387,639
Net income (loss)	(9,001,202)
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to HNR Acquisition Corp.	$ (9,001,202)
Weighted average share outstanding, common stock - basic and diluted (in Shares)	5,235,131
Net income (loss) per share of common stock – basic and diluted (in Dollars per share)	$ (1.72)
Successor | Crude Oil
Revenues
Revenues	$ 2,513,197
Successor | Natural Gas and Natural Gas Liquids
Revenues
Revenues	$ 70,918